ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Jun. 30, 2017
ALLOWANCE FOR LOAN LOSSES [Abstract]
ALLOWANCE FOR LOAN LOSSES

8.	ALLOWANCE FOR LOAN LOSSES

The Company determines its allowance for loan losses in accordance with generally accepted accounting principles. The Company uses a systematic methodology as required by Financial Reporting Release No. 28 and the various Federal Financial Institutions Examination Council guidelines. The Company also endeavors to adhere to SEC Staff Accounting Bulletin No. 102 in connection with loan loss allowance methodology and documentation issues.

Our methodology used to determine the allocated portion of the allowance is as follows. For groups of homogenous loans, we apply a loss rate to the groups’ aggregate balance. Our group loss rate reflects our historical loss experience. We may adjust these group rates to compensate for changes in environmental factors; but our adjustments have not been frequent due to a relatively stable charge-off experience. The Company also monitors industry loss experience on similar loan portfolio segments. We then identify loans for individual evaluation under ASC Topic 310. If the individually identified loans are performing, we apply a segment specific loss rate adjusted for relevant environmental factors, if necessary, for those loans reviewed individually and considered individually impaired, we use one of the three methods for measuring impairment mandated by ASC Topic 310. Generally the fair value of collateral is used since our impaired loans are generally real estate based. In connection with the fair value of collateral measurement, the Company generally uses an independent appraisal and determines costs to sell. The Company’s appraisals for commercial income based loans, such as multi-family and commercial real estate loans, assess value based upon the operating cash flows of the business as opposed to merely “as built” values. The Company then validates the reasonableness of our calculated allowances by: (1) reviewing trends in loan volume, delinquencies, restructurings and concentrations; (2) reviewing prior period (historical) charge-offs and recoveries; and (3) presenting the results of this process, quarterly, to the Asset Classification Committee and the Savings Bank’s Board of Directors. We then tabulate, format and summarize the current loan loss allowance balance for financial and regulatory reporting purposes.

The Company had no unallocated loss allowance balance at June 30, 2017 and 2016.

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

The following is a summary of the changes in the allowance for loan losses:

	2017	2016	2015
	(Dollars in Thousands)
Balance, July 1	$360	$304	$234
Add:
Provision for loan losses	58	56	70
Less:
Loans charged off	—	—	—

Balance, June 30	$418	$360	$304

The following tables summarize the primary segments of the allowance for loan losses (“ALLL”), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2017, June 30, 2016 and June 30, 2015. Activity in the allowance is presented for the fiscal years ended June 30, 2017, 2016 and 2015.

	As of June 30, 2017
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2016	$222	$57	$7	$22	$16	$29	$7	$360
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	83	(27)	(2)	(2)	4	5	(3)	58

Ending ALLL Balance at June 30, 2017	$305	$30	$5	$20	$20	$34	$4	$418

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	305	30	5	20	20	34	4	418

	$305	$30	$5	$20	$20	$34	$4	$418

	As of June 30, 2016
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2015	$125	$63	$9	$30	$34	$37	$6	$304
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	97	(6)	(2)	(8)	(18)	(8)	1	56

Ending ALLL Balance at June 30, 2016	$222	$57	$7	$22	$16	$29	$7	$360

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	222	57	7	22	16	29	7	360

	$222	$57	$7	$22	$16	$29	$7	$360

	As of June 30, 2015
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2014	$103	$14	$5	$12	$45	$47	$8	$234
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	22	49	4	18	(11)	(10)	(2)	70

Ending ALLL Balance at June 30, 2015	$125	$63	$9	$30	$34	$37	$6	$304

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	125	63	9	30	34	37	6	304

	$125	$63	$9	$30	$34	$37	$6	$304

During the fiscal year ended June 30, 2017, the substantial changes to the ALLL were comprised of an $83 thousand increase associated with 1-4 family loans and a $27 thousand decrease attributable to construction loans. The primary reason for the changes in the ALLL balance, in total, and within the identified segments, is changes in applicable loan balances. Additionally, the reserve factor associated with the 1-4 family permanent loans increased from 0.40% to 0.43%.

During the fiscal year ended June 30, 2016, the ALLL associated with 1-4 family loans increased $97 thousand while the ALLL associated with commercial real estate, multi-family and consumer loans decreased $18 thousand, $8 thousand and $8 thousand, respectively. The increase in the ALLL associated with 1-4 family loans was primarily due to higher balances of these loans. Additionally, the reserve factor for the 1-4 family segment increased from 0.35% to 0.40%. The decreases in the ALLL associated with commercial real estate and consumer loans were primarily due to lower balances in these segments, while the decrease in the ALLL associated with multi-family loans was due to decreases in the balances of multi-family loans, partially offset by an increase in the reserve factor.

During the fiscal years ended June 30, 2017 and 2016, respectively, the Company increased its ALLL reserve factors for the following two loan segments:

Loan Segment	06/30/2017 Factor	06/30/2016 Factor	6/30/2015 Factor

1-4 Family Permanent	0.43%	0.40%	0.35%
Multi-Family – Permanent	0.55%	0.55%	0.50%